Stock-based compensation - Stock Options Outstanding (Details) - Stock options $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 item	Dec. 31, 2022 Options	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Options $ / shares
Stock-based compensation
Outstanding, Exercise price			$ 13
Outstanding, Shares	3,032,771	3,032,771			1,517,910
Outstanding, Average price			13		$ 13
Outstanding, Average life (years)	5 years 9 months 18 days
Outstanding, Intrinsic value | $				$ 2,305
Number of options available to be exercised	505,970	505,970			0
Exercisable, Average price			13
Exercisable, Intrinsic value | $				385
Closing market share price			$ 13.76
Total unrecognized compensation cost relating to stock options | $				$ 2,445	$ 2,286
Unrecognized compensation expected to recognize over a weighted average period (in years)	8 months 12 days